Net Income and Other Comprehensive Income (Loss) - Other Gains and Losses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis Of Income And Expense [Abstract]
Foreign currency exchange gain or loss, net	$ 16		$ 37	$ (88)
Gain or loss on disposal of investments accounted for using equity method	151	$ 5	0	0
Gain on disposal of financial instruments	4	0	6	3
Valuation gain or loss on financial assets and liabilities at fair value through profit or loss, net	(38)	(1)	(21)	1
Others	(49)		(68)	(48)
Other gains and losses	$ 84	$ 3	$ (46)	$ (132)